Litigation and other contingencies	12 Months Ended
Mar. 29, 2026
Disclosure of contingent liabilities [abstract]
Litigation and other contingencies	Litigation and other contingencies
In the ordinary course of business, the Company may become subject to legal and regulatory proceedings and actions relating to its business, including matters involving its products, contractual and employment relationships. The Company records contingent liabilities when a loss related to a claim is assessed to be probable and reasonably estimable.
During the first quarter ended June 29, 2025, an arbitral decision was rendered in respect of an arbitration that took place in fiscal 2024 between the Company and a former supplier of the Company in connection with a previously announced commercial dispute relating to the termination of a contract in 2021. The arbitration resulted in an unfavourable decision against the Company with financial compensation to be awarded to the former supplier.
As a result of the financial award under the arbitration, the Company was required to make a one-time payment to the former supplier of USD32.0m ($43.8m), inclusive of legal costs, which was recognized in SG&A expenses in the statements of income. The award and legal costs were paid to the former supplier during the second quarter ended September 28, 2025.